ING Life Insurance and Annuity Company
                             Variable Life Account B

                             Product: AetnaVest Plus


                         Supplement dated August 7, 2006


The information in this Supplement updates and amends certain information contained in the Prospectus for the variable insurance product funded by the above separate account, dated May 1, 2006. You should read this Supplement along with the applicable Prospectus.

Effective August 7, 2006, the following fund has changed its name and subadviser as noted in the chart below:

------------------------------------------------------------ ---------------------------------------------------------
Former Fund Name and Subadviser                              New Fund Name and Subadviser
------------------------------------------------------------ ---------------------------------------------------------
ING MFS Capital Opportunities Portfolio (Initial Class)      ING Thornburg Value Portfolio (Initial Class)

Subadviser: Massachusetts Financial Services Company (MFS)   Subadviser: Thornburg Investment Management
------------------------------------------------------------ ---------------------------------------------------------

Please refer to the funds supplement dated April 28, 2006 in your Funds Prospectus dated April 28, 2006 for more information on this change.




























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